Other Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Financial Assets and Liabilities
(1) Details of other financial assets and liabilities as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Other financial assets
Financial assets at amortized cost 1	￦	1,060,058	￦	1,385,921
Financial assets at fair value through profit or loss 1,2		1,064,856		939,661
Financial assets at fair value through other comprehensive income		1,508,192		1,680,168
Derivatives used for hedging		190,830		159,211
Less: Non-current		(2,501,484)		(2,724,761)

Current	￦	1,322,452	￦	1,440,200

Other financial liabilities
Financial liabilities at amortized cost 3	￦	246,606	￦	915,185
Financial liabilities at fair value through profit or loss		141,280		136,106
Derivatives used for hedging		33,555		24,547
Less: Non-current		(412,650)		(753,739)

Current	￦	8,791	￦	322,099

1
As of December 31, 2023, the Group’s other financial assets amounting to
￦
98,309 million (December 31, 2022:
￦
102,215 million), which consist of checking account deposits, time deposits and others, are subject to withdrawal restrictions.

2	As of December 31, 2023, the Group provided investments in Korea Software Financial Cooperative amounting to ￦ 9,016 million as a collateral for the payment guarantee provided by the Cooperative.
3	The amount includes liabilities related to the obligation to acquire additional shares in Epsilon Global Communications Pte. Ltd. and MILLIE Co., Ltd and KT Cloud Co., Ltd. (Note 19).

Summary of Financial Assets at Fair Value Through Profit or Loss
1)	Details of financial assets at fair value through profit or loss as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Equity Instruments (Listed)	￦	26,647	￦	13,911
Equity Instruments (Unlisted)		72,517		42,185
Debt securities		942,274		880,549
Derivatives held for trading 1		23,418		3,016

Total		1,064,856		939,661
Less: non-current		(609,887)		(782,143)

Current	￦	454,969	￦	157,518

1	According to a derivative arrangement with LS Marine Solution Co., Ltd. (formerly KT Submarine Co., Ltd.), derivative assets amounting to ￦ 1,015 million is included as of December 31, 2023. (Note 19).

Summary of Financial Assets at Fair Value Through Other Comprehensive Income
1) Details of financial assets at fair value through other comprehensive income as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Equity Instruments (Listed)	￦	1,006,476	￦	1,231,188
Equity Instruments (Unlisted)		496,284		443,067
Debt securities		5,432		5,913

Total		1,508,192		1,680,168
Less: non-current		(1,508,192)		(1,680,168)

Current	￦	—	￦	—

Summary of Derivative Financial Assets and Liabilities
1) Details of valu
a
tion of derivatives used for hedging as of December 31, 2022 and 2023, are as follows:

	December 31, 2022				December 31, 2023
(in millions of Korean won)	Assets		Liabilities		Assets		Liabilities
Interest rate swap	￦	4,236	￦	—	￦	1,530	￦	191
Currency swap 1		186,594		33,555		157,681		24,356

Total		190,830		33,555		159,211		24,547
Less: non-current		(147,141)		(33,555)		(107,802)		(23,696)

Current	￦	43,689	￦	—	￦	51,409	￦	851

1
The currency swap contract is to hedge the risk of variability in cash flow from the borrowings due to changes in interest rate and foreign exchange rate and the expected maximum period for the Group to be exposed to risks of cash flow fluctuation by hedged items is until September 7, 2034.

Summary of Valuation Gains and Losses on Derivatives Contracts
2) The valuation gains and losses on the derivatives contracts for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021						2022						2023
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation Loss		Other comprehensive income 1
Interest rate swap	￦	—	￦	—	￦	1	￦	63	￦	490	￦	4,666	￦	48	￦	—	￦	(2,945)
Currency swap		203,961		7,206		191,569		154,611		20,723		79,781		45,709		162		(27,273)
Currency forwards		—		—		—		—		—		754		—		—		—

Total	￦	203,961	￦	7,206	￦	191,570	￦	154,674	￦	21,213	￦	85,201	￦	45,757	￦	162	￦	(30,218)

1	The amounts directly reflected in equity are before adjustments of deferred income tax and allocation to the non-controlling interest.

Summary of Hedging instruments
(i) Hedging instruments

(in millions of Korean won and thousands of foreign currencies)	2022
				Book value of hedging instruments				Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets		Liabilities
USD	2,111,509	￦	2,527,626	￦	160,243	￦	32,936	￦	170,856
JPY	400,000		4,357		—		409		(308)
SGD	284,000		245,208		26,351		—		20,511
EUR	7,700		10,283		—		210		129
KRW	—		170,000		4,236		—		4,717

Total		￦	2,957,474	￦	190,830	￦	33,555	￦	195,905

(in millions of Korean won and thousands of foreign currencies)	2023
				Book value of hedging instruments				Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets		Liabilities
USD	2,011,509	￦	2,417,473	￦	157,681	￦	23,465	￦	44,413
JPY	400,000		4,357		—		660		(162)
EUR	7,700		10,283		—		231		381
KRW	—		240,000		1,530		191		707

Total	—	￦	2,672,113	￦	159,211	￦	24,547	￦	45,339

Summary of Hedged items
(ii) Hedged item

(in millions of Korean won)
	2022						2023
Currency	Book value of hedged items		Changes in fair value to calculate the ineffective portion of hedges		Cash flow hedge reserves 1		Book value of hedged items		Changes in fair value to calculate the ineffective portion of hedges		Cash flow hedge reserves 1
USD	￦	2,675,885	￦	(170,010)	￦	(13,947)	￦	2,593,707	￦	(44,365)	￦	(30,415)
JPY		3,813		308		116		3,651		162		49
SGD		267,843		(18,720)		3,406		—		—		—
EUR		10,404		(121)		582		10,985		(581)		158
KRW		101,035		(4,655)		4,385		239,944		(596)		1,315

Total	￦	3,058,980	￦	(193,198)	￦	(5,458)	￦	2,848,287	￦	(45,380)	￦	(28,893)

1	The amount is after the deferred tax directly added or subtracted to the capital is reflected.

Summary of Financial Liabilities at Fair Value Through Profit or Loss
1) Details of financial liabilities at fair value through profit or loss as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Derivatives held for trading 1,2	￦	141,280	￦	136,106

1
In relation to the additional acquisition of shares of the equity method investee K Bank Inc in 2021, the Group has entered into a shareholder agreement with the shareholders of K Bank Inc. According to the shareholder agreement, if K Bank Inc fails to be listed on the terms agreed in the shareholder agreement, the shareholders of K Bank Inc may exercise their Drag-Along right to the Group and require the Group to sell all the shares owned by such shareholders in K Bank to third parties based on the guaranteed return agreed in the shareholder agreement. The shareholder agreement also includes a call option where, if the shareholders exercise their Drag-Along rights, the Group has an option to purchase the shares held by those shareholders. As of December 31, 2023, the derivative financial liability in accordance with IFRS 9 associated with the rights prescribed in the shareholders agreement was
￦
133,293 million(
￦
134,881 million as of December 31 2022).

2	The amount includes derivatives separated from convertible bonds issued by the Group (Note 15).

Summary of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss
2) The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021				2022				2023
(in millions of Korean won)	Valuation gain		Valuation loss		Valuation gain		Valuation loss		Valuation gain		Valuation loss
Derivatives liabilities held for trading	￦	51,187	￦	8,741	￦	24,683	￦	1,800	￦	3,316	￦	10,710